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THE STRONG
GOVERNMENT SECURITIES
FUND II

SEMI-ANNUAL REPORT o JUNE 30, 1997



                                TABLE OF CONTENTS


FINANCIAL INFORMATION
     Schedule of Investments in Securities ................................2

     Statement of Assets and Liabilities ..................................2

     Statement of Operations ..............................................3

     Statement of Changes in Net Assets ...................................3

     Notes to Financial Statements ........................................4


FINANCIAL HIGHLIGHTS ......................................................6





                               [STRONG FUNDS LOGO]

                         STRONG FUNDS DISTRIBUTORS, INC.
               P.O. Box 2936 o Milwaukee, Wisconsin 53201  5566G97
                  Strong Funds are offered by prospectus only.


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SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------



                                                 PRINCIPAL       VALUE
                                                   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT ISSUES  44.6%
United States Treasury Bonds:
  6.875%, Due 8/15/25                              $ 5,000      $ 5,017
  7.625%, Due 2/15/25                               30,000       32,841
United States Treasury Notes, 7.25%, Due 5/15/04     5,000        5,213
                                                                -------
TOTAL UNITED STATES GOVERNMENT ISSUES
  (COST $43,148)                                                 43,071

SHORT-TERM INVESTMENTS (a) 54.8%
COMMERCIAL PAPER 18.5%
INTEREST BEARING, DUE UPON DEMAND
  Johnson Controls, Inc., 5.31%                      1,400        1,400
  Wisconsin Electric Power Company, 5.33%           16,400       16,400
                                                                -------
                                                                 17,800
UNITED STATES GOVERNMENT & AGENCY
  ISSUES 36.3%
Federal Farm Credit Banks Consolidated Systemwide
  Bonds, 5.90%, Due 4/01/98                         15,000       15,006
Federal Home Loan Banks Medium Term
  Consolidated Bonds, 5.94%, Due 4/30/98            10,000       10,008
Student Loan Marketing Association Medium Term
  Notes, 5.85%, Due 6/10/98                         10,000        9,999
                                                                -------
                                                                 35,013
                                                                -------
TOTAL SHORT-TERM INVESTMENTS (COST $52,836)                      52,813
                                                                -------
TOTAL INVESTMENTS IN SECURITIES
  (COST $95,984) 99.4%                                           95,884
Other Assets and Liabilities, Net 0.6%                              569
                                                                -------
NET ASSETS 100.0%                                               $96,453
                                                                =======




                                                 PERCENTAGE OF
INDUSTRY DIVERSIFICATION                           NET ASSETS
--------------------------------------------------------------------------------
U.S. Government .....................................  81.0%
Electric Power ......................................  17.0
Diversified Operations ..............................   1.4
Other Assets & Liabilities, Net .....................   0.6
                                                      -----
Total                                                 100.0%
                                                      =====

LEGEND
------
(a) Short-term investments include any security which has a maturity of less than one year.

Percentages are stated as a percent of net assets.



STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)


ASSETS:
   Investments in Securities, at Value (Cost of $95,984)         $ 95,884
   Interest Receivable                                              1,437
   Other Assets                                                        52
                                                                 --------
   Total Assets                                                    97,373

LIABILITIES:
   Dividends Payable                                                  320
   Accrued Operating Expenses and Other Liabilities                   600
                                                                 --------
   Total Liabilities                                                  920
                                                                 --------
NET ASSETS                                                       $ 96,453
                                                                 ========

NET ASSETS CONSIST OF:
   Capital (par value and paid-in surplus)                       $105,849
   Accumulated Net Investment Loss                                 (9,296)
   Net Unrealized Depreciation                                       (100)
                                                                 --------
   Net Assets                                                    $ 96,453
                                                                 ========

Capital Shares Outstanding (Unlimited Number Authorized)            9,988

NET ASSET VALUE PER SHARE                                           $9.66
                                                                    =====


                       See notes to financial statements.

2

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STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1997 (Unaudited)

INTEREST INCOME                                                 $4,553

EXPENSES:
   Investment Advisory Fees                                        451
   Custodian Fees                                                  484
   Professional Fees                                             1,918
   Reports to Shareholders                                       1,505
   Other                                                           750
                                                                ------
   Total Expenses before Waivers and Absorptions                 5,108
   Involuntary Expense Waivers and Absorptions by
     Advisor                                                    (3,603)
                                                                ------
   Expenses, Net                                                 1,505
                                                                ------
NET INVESTMENT INCOME                                            3,048

REALIZED AND UNREALIZED GAIN (LOSS):
    Net Realized Gain on Investments                               161
    Change in Unrealized Appreciation/Depreciation
     on Investments                                               (973)
                                                                ------
NET LOSS                                                          (812)
                                                                ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $2,236
                                                                ======




STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                 SIX MONTHS ENDED   PERIOD ENDED
                                                  JUNE 30, 1997    DEC. 31, 1996
                                                  -------------    -------------
                                                   (UNAUDITED)        (NOTE 1)
OPERATIONS:
   Net Investment Income                             $  3,048        $    9,631
   Net Realized Gain (Loss)                               161            (9,457)
   Change in Unrealized Appreciation/Depreciation        (973)              873
                                                     ---------       ----------
   Increase in Net Assets Resulting from Operations     2,236             1,047

DISTRIBUTIONS FROM NET INVESTMENT INCOME               (3,048)           (9,631)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from Shares Sold                           42,171         1,028,861
   Proceeds from Reinvestment of Dividends              1,510             2,089
   Payment for Shares Redeemed                       (145,744)         (823,038)
                                                     --------        ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions                              (102,063)          207,912
                                                     --------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (102,875)          199,328

NET ASSETS:
   Beginning of Period                                199,328              ---
                                                     --------        ----------
   End of Period                                     $ 96,453        $  199,328
                                                     ========        ==========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                 4,438           106,320
   Issued in Reinvestment of Distributions                159               218
   Redeemed                                           (15,356)          (85,791)
                                                      -------            ------
   Increase (Decrease) in Shares of the Fund          (10,759)           20,747
                                                      =======            ======


                       See notes to financial statements.

                                                                               3
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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

1.   ORGANIZATION
     The Strong Government Securities Fund II commenced operations on January 31, 1996, and is a diversified series of the Strong Variable Insurance Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- Securities of the Fund are valued through valuations obtained from a commercial pricing service or the mean of the bid and asked prices, when no last sales price is available. Securities for which market quotations are not readily available, when held by the Fund, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

          The Fund may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          The  character  of  distributions   made  during  the  year  from  net
          investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Futures -- Upon entering into a futures contract, the Fund pledges to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (E) Options -- Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

     (F) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (G) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (H) Additional Investment Risk -- The use of futures contracts, options, foreign denominated assets, forward foreign currency exchange contracts and other similar instruments for purposes of hedging the Fund's investment portfolio involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk with futures contracts is an imperfect correlation between the value of the contracts and the underlying securities. Foreign denominated assets and forward foreign currency exchange contracts may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

4

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--------------------------------------------------------------------------------

     (I) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (J) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services to the Fund. Investment advisory fees, which are established by terms of the Advisory Agreement, are based on an annualized rate of 0.60% of the average daily net assets of the Fund. Advisory fees and expenses are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels.

     The Fund may invest cash reserves in money market funds sponsored and managed by Strong Capital Management, Inc., subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to the Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds.

     Unaffiliated directors' fees for the six months ended June 30, 1997, excluding the effect of waivers and absorptions, were $750.

4.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of U.S. Government and Agency securities for the six months ended June 30, 1997 were $35,037 and $98,141, respectively. The aggregate sales of other long-term securities for the six months ended June 30, 1997 were $25,025.

5.   INCOME TAX INFORMATION
     At June 30, 1997, the cost of investments in securities for federal income tax purposes was $95,984. Net unrealized depreciation of securities was $100 consisting of gross unrealized appreciation and depreciation of $208 and $308, respectively.

     At December 31, 1996, net capital loss carryovers, expiring in 2004, were $9,457.

                                                                               5

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

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------


                                          SELECTED PER-SHARE DATA (a)
                  ---------------------------------------------------------------------------
                              INCOME FROM INVESTMENT OPERATIONS   LESS DISTRIBUTIONS
                              ---------------------------------   ------------------

                                        Net Realized
                  Net Asset            and Unrealized    Total      Distributions   Net Asset
                    Value,       Net        Gains         from        From Net       Value,
                  Beginning  Investment  (Losses) on   Investment    Investment      End of
                  of Period    Income    Investments   Operations       Income       Period

June 30, 1997 (b)  $ 9.61      $0.19       $0.05         $0.24         ($0.19)        $9.66
Dec. 31, 1996 (c)   10.00       0.34       (0.39)        (0.05)         (0.34)         9.61


FINANCIAL HIGHLIGHTS (Continued)

                                  RATIOS AND SUPPLEMENTAL DATA
                    ----------------------------------------------------------

                                 Net                    Ratio of Net
                               Assets,      Ratio of     Investment
                                End of      Expenses       Income    Portfolio
                     Total    Period (In   to Average    to Average   Turnover
                    Return    Thousands)   Net Assets    Net Assets     Rate

June 30, 1997 (b)    +2.6%      $ 96         2.0%*         4.1%*        27.9%
Dec. 31, 1996 (c)    -0.4%       199         1.7%*         3.9%*       170.9%



  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 1997 (Unaudited). Total return and portfolio turnover rate are not annualized.
(c) Inception date is January 31, 1996. Total return and portfolio turnover rate are not annualized.



6

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                                    DIRECTORS
                                Richard S. Strong
                                  John Dragisic
                                 Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                            John Dragisic, President
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

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